SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
                 -----------------------------------------------

                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                     Polaris Advantage II Variable Annuity
                       Polaris Advantage Variable Annuity
                      Polaris Advisor III Variable Annuity
                        Polaris Advisor Variable Annuity
                    Polaris Advisory Income Variable Annuity
                        Polaris Choice Variable Annuity
                    Polaris II Platinum Series Variable Annuity
                        Polaris Platinum Variable Annuity
                    Polaris Preferred Solution Variable Annuity
                        Polaris Protector Variable Annuity
                     Polaris Select Investor Variable Annuity

                           VARIABLE ANNUITY ACCOUNT FOUR
                          Anchor Advisor Variable Annuity

                           VARIABLE ANNUITY ACCOUNT SEVEN
                       Polaris II Asset Manager Variable Annuity

                 -----------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
                         FSA Advisor Variable Annuity
                      Polaris Advantage II Variable Annuity
                       Polaris Advantage Variable Annuity
                      Polaris Choice III Variable Annuity
                        Polaris Choice Variable Annuity
               Polaris II A-Class Platinum Series Variable Annuity
                           Polaris II Variable Annuity
                    Polaris Select Investor Variable Annuity
                           Polaris Variable Annuity
                 -----------------------------------------------

        THE VARIABLE ANNUITY LIFE INSURANCE COMPANY VALIC SEPARATE ACCOUNT A

                      Polaris Choice Elite Variable Annuity

                 -----------------------------------------------

Effective on or about May 24, 2019, the subadvisor for the SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio changed from
"OppenheimerFunds, Inc." to "Invesco Advisers, Inc."

Underlying Fund:	      Managed by:                  Trust   Asset Class
----------------              ----------------------       -----   -----------
SA Oppenheimer Main           Invesco Advisers, Inc.       SAST    STOCK
Street Large Cap Portfolio


Dated:  May 24, 2019

                   Please keep this Supplement with your Prospectus